Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	16 years
Trade names and trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	5 years
Trade names and trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	20 years
Customer-related intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	22 years
Customer-related intangibles [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	6 years
Customer-related intangibles [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	25 years
Covenants-not-to-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	5 years
Covenants-not-to-compete [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	2 years
Covenants-not-to-compete [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	4 years
Computer software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Computer software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Patents and other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	5 years
Patents and other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Patents and other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	10 years